Note payable issued in acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Note payable issued in acquisition

Note 11 - Note payable issued in acquisition

In connection with the Acquisition of Magical Beasts, LLC (see Note 15), the Company issued a non-interest bearing $1,000,000 promissory note (“Note”), due upon the earlier of i) the closing of a public offering or ii) December 31, 2020. The note has been valued at its discounted amount of $950,427. During the year ended December 31, 2020, the Company recognized $49,573 of interest expense for the accretion of the discount.

In August 2020, a Nevada court imputed a judgement of Ms. Whitley (the former owner of Magical Beasts, LLC) to Magical Beasts (see Note 15 Legal proceedings) and advised the Company that before paying any funds under the note to Ms. Whitley, the Company must first satisfy the judgement to the Plaintiff. In October 2020, the Company, Ms. Whitley and the Plaintiff in the judgement action against Ms. Whitley reached an agreement whereby Ms. Whitley agreed that of the $1,000,000 payable to Ms. Whitley, the first $336,450 would be paid to the Plaintiff which the Company has paid in full with a cash payment of $300,000 and the issuance of 8,500 shares of its common stock leaving a balance of $691,500 at December 31, 2020.

In January 2021, the Company entered into an Omnibus Amendment to the original Purchase Agreement (see Note 15) which satisfied the Company’s obligation on the Note. As a result, the Company recognized gain of $669,200 in the extinguishment of debt.

Note 10 - Note payable issued in acquisition

In connection with the Acquisition of Magical Beasts, LLC (see Note 12), the Company issued a non-interest bearing $1,000,000 promissory note (“Note”), due upon the earlier of i) the closing of a public offering or ii) December 31, 2020. The note has been valued at its discounted amount of $950,427. During the year ended December 31, 2020, the Company recognized $49,573 of interest expense for the accretion of the discount.

In August 2020, a Nevada court imputed a judgement of Ms. Whitley (the former owner of Magical Beasts, LLC) to Magical Beasts (see Note 14 Legal proceedings) and advised the Company that before paying any funds under the note to Ms. Whitley, the Company must first satisfy the judgement to the Plaintiff. In October 2020, the Company, Ms. Whitley and the Plaintiff in the judgement action against Ms. Whitley reached an agreement whereby Ms. Whitley agreed that of the $1,000,000 payable to Ms. Whitley, the first $336,450 would be paid to the Plaintiff which the Company has paid in full with a cash payment of $300,000 and the issuance of 8,500 shares of its common stock leaving a balance of $691,500 at December 31, 2020.

In January 2021, the Company entered into an Omnibus Amendment to the original Purchase Agreement (see Note 12) which satisfied the Company’s obligation on the Note.